Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14
. COMMITMENTS AND CONTINGENCIES
The Group leases its offices under non-cancelable operating lease agreements. Rental expenses were
 US$235,465,
US$567,548 and US$926,117

for the years ended
December 31, 2018, 2019 and 2020
, respectively.
As of December 31, 2020, future minimum lease commitments, all under office non-cancelable operating lease agreements, were as follows:

Year ending December 31,	Office
2021	852,434
2022	474,016
2023	202,676
Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2020.